Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	. Goodwill and Intangible Assets
Goodwill
The following table reflects the changes in goodwill for the periods ended December 31, 2020, December 31, 2019 and March 31, 2021:

(in thousands)
Balance at December 31, 2018	$832,521
Acquisitions	11,257
Foreign currency translation and other adjustments	(7,135)
Balance at December 31, 2019	$836,643
Foreign currency translation	37,440
Balance at December 31, 2020	$874,083
Foreign currency translation	(18,505)
Balance at March 31, 2021 (unaudited)	$855,578
The goodwill from acquisitions resulted primarily from our expectations that we will now be able to offer our customers additional software solutions in new markets. Additionally, we expect the acquisitions will attract new customers for our entire line of software solutions.
Intangible Assets
Intangible assets, net consisted of the following at December 31, 2020, December 31, 2019 and March 31, 2021:

	December 31, 2020			December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net

	(in thousands)
Developed product technologies	$127,057	$(119,392)	$7,665	$124,792	$(93,351)	$31,441
Customer relationships	131,045	(111,336)	19,709	126,788	(83,545)	43,243
Trademarks	1,162	(1,162)	—	1,402	(1,312)	90
Total intangible assets, net	$259,264	$(231,890)	$27,374	$252,982	$(178,208)	$74,774
Intangible asset amortization expense was as follows:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Intangible asset amortization expense	$48,105	$47,289	$50,168
As of December 31, 2020, we estimate aggregate intangible asset amortization expense to be as follows:

Estimated Amortization
(in thousands)
2021	$19,182
2022	7,637
2023	555
2024	—
2025	—
The expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of intangible assets, future changes to expected asset lives of intangible assets and other events.